Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Entity Central Index Key	0000063090
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2023
Document Effective Date	Mar. 30, 2023
Prospectus Date	Mar. 30, 2023
Massachusetts Investors Growth Stock Fund | A
Prospectus:
Trading Symbol	MIGFX
Massachusetts Investors Growth Stock Fund | R3
Prospectus:
Trading Symbol	MIGHX
Massachusetts Investors Growth Stock Fund | R4
Prospectus:
Trading Symbol	MIGKX
Massachusetts Investors Growth Stock Fund | B
Prospectus:
Trading Symbol	MIGBX
Massachusetts Investors Growth Stock Fund | C
Prospectus:
Trading Symbol	MIGDX
Massachusetts Investors Growth Stock Fund | I
Prospectus:
Trading Symbol	MGTIX
Massachusetts Investors Growth Stock Fund | R1
Prospectus:
Trading Symbol	MIGMX
Massachusetts Investors Growth Stock Fund | R2
Prospectus:
Trading Symbol	MIRGX
Massachusetts Investors Growth Stock Fund | R6
Prospectus:
Trading Symbol	MIGNX